PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation and use of estimates

a. Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management of the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include expected credit loss provision, provision for inventories and advances to suppliers, impairment of long-lived assets, the economic useful lives of property, plant and equipment, project assets and intangible assets, certain accrued liabilities including accruals for warranty costs, guarantees, sale-leaseback, accounting for share-based compensation, fair value measurements of share-based compensation and financial instruments, legal contingencies, income taxes and related deferred tax valuation allowance.

Consolidation

b. Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All significant transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

For the Group’s majority-owned subsidiaries, non-controlling interests is recognized to reflect the portion of their equity interests which are not attributable, directly or indirectly, to the Group. Consolidated net income on the consolidated statement of operation includes the net income attributable to non-controlling interests. The cumulative results of operations attributable to non-controlling interests are recorded as non-controlling interests in the Group’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows.

Foreign currency translation

c. Foreign currency translation

The Group’s reporting currency is the Renminbi (“RMB”), the official currency in the PRC. The Company and its PRC subsidiaries use RMB as their functional currency, while local currencies have been determined to be the functional currency of its subsidiaries incorporated outside of PRC such as USD or EUR etc. Transactions denominated in currencies other than the functional currency are translated into the functional currency of the entity at the exchange rates prevailing at the dates of the transactions. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of operations. Monetary assets and liabilities denominated in foreign currencies are translated into the functional currency of the entity using the applicable exchange rates at the applicable balance sheet dates. All such exchange gains or losses are included in exchange loss in the consolidated statements of operations.

For consolidation purpose, the financial statements of the Company’s subsidiaries whose functional currencies are other than the RMB are translated into RMB using exchange rates quoted by PBOC. Assets and liabilities are translated at the exchange rates at the balance sheet date, equity accounts are translated at historical exchange rates and revenues, expenses and gains and losses are translated using the average exchange rates for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of in accumulated other comprehensive income in the consolidated statement of comprehensive income/ (loss).

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of PBOC, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in China’s foreign exchange trading system market. The Company’s aggregate amount of cash, cash equivalents, restricted short-term investments and restricted cash denominated in RMB amounted to RMB11,149.1 million and RMB16,672.4 million as of December 31, 2020 and 2021, respectively.

Cash, cash equivalents and restricted cash

d. Cash, cash equivalents and restricted cash

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which have original maturities of three months or less.

Restricted cash represents deposits legally held by banks which are not available for the Group’s general use. These deposits are held as collateral for issuance of letters of credit or guarantee, bank acceptance notes to vendors for purchase of machinery and inventories and foreign exchange forward contracts.

Cash, cash equivalents and restricted cash as reported in the consolidated statement of cash flows are presented separately on our consolidated balance sheet as follows:

	As of December 31,
	2020	2021
	RMB	RMB
Cash and cash equivalents	7,481,678,114	8,321,415,455
Restricted cash	593,093,671	602,044,348
Cash and cash equivalents included in held-for-sale assets	—	173,786,646
Total	8,074,771,785	9,097,246,449

Restricted short-term investments

e. Restricted short-term investments

Restricted short-term investments represent the time deposits at banks with original maturities longer than three months and less than one year, which are held as collateral for issuance of letters of credit, guarantee, bank acceptance notes or deposits for short-term borrowings.

Notes receivable and payable

f. Notes receivable and payable

Notes receivable represents bank or commercial drafts that have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate their fair values due to the short-term maturity of the notes receivables.

The Group also issues bank acceptance notes to its suppliers in China in the normal course of business. The Group classifies the changes in notes payable as financing activities.

Notes receivable and payable are typically non-interest bearing and have maturities of less than six months.

Derivative Instruments

g. Derivative Instruments

Derivative instruments are carried at fair value. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.

The Company’s derivative instruments primarily consisted of foreign currency forward contracts and foreign exchange options which are used to economically hedge certain foreign denominated assets/liabilities and reduce, to the extent practicable, the potential exposure to the changes that exchange rates might have on the Company’s earnings, cash flows and financial position. As the derivative instruments do not qualify for hedge accounting treatment, changes in the fair value are reflected in “change in fair value of foreign exchange forward contracts” and “change in fair value of foreign exchange options” of the consolidated statements of operations.

The Company’s solar project subsidiaries located in Mexico obtained long-term bank borrowings from local bank, which carries variable interest rates. With an aim to reduce its interest rate exposure, the Company entered into long-term interest rate swap contracts to fix the interest rate as a fixed rate payer. The interest rate swap is a derivative which needs to be fair valued at each reporting period end. As the derivative instrument does not qualify for hedge accounting treatment, the fair value gain or loss arising from the measurement is recognized in the consolidated statements of operations.

The Company’s solar project subsidiary located in Argentina entered into an interest rate swap contract to swap floating interest payments related to certain borrowings for fixed interest payments to hedge the interest rate risk associated with certain forecasted payments and obligations. As the interest rate derivative is designated as cash flow hedge and the hedge is highly effective, all changes in the fair value of the derivative hedging instruments are recorded in other comprehensive income.

Current expected credit losses

h. Current expected credit losses

In 2016, the FASB issued ASU No. 2016-13, “Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which amends previously issued guidance regarding the impairment of financial instruments by creating an impairment model that is based on expected losses rather than incurred losses.

The Company adopted this ASC Topic 326 and several associated ASUs on January 1, 2020 using a modified retrospective approach with a cumulative effect recorded as increase of accumulated retained earnings with amount of RMB6.6 million, among which RMB30.9 million was related to the decrease of allowance for accounts receivables-third parties, RMB15.0 million was related to the increase of allowance for accounts receivables- related parties and RMB9.3 million was related to the increase of allowance for other receivables and other current/non-current assets. As of January 1, 2020, upon the adoption, the expected credit loss provision for the current and non-current assets were RMB306,525,000 and RMB5,065,000, respectively.

The Company’s trade receivable, notes receivable, guarantee receivables, deposits and other receivables are within the scope of ASC Topic 326. The Company has identified the relevant risk characteristics of its customers and the related receivables, notes receivable, guarantee receivables, deposits and other receivables which include size, type of the services or the products the Company provides, or a combination of these characteristics. Receivables with similar risk characteristics have been grouped into pools. For each pool, the Company considers the historical credit loss experience, current economic conditions, supportable forecasts of future economic conditions, and any recoveries in assessing the lifetime expected credit losses. Other key factors that influence the expected credit loss analysis include customer demographics, payment terms offered in the normal course of business to customers, and industry-specific factors that could impact the Company’s receivables. Additionally, external data and macroeconomic factors are also considered. This is assessed at each quarter based on the Company’s specific facts and circumstances.

For the year ended December 31, 2020, the Company recorded RMB14,086,414 expected credit loss expense in general and administrative expenses. As of December 31, 2020, the expected credit loss provision for the current and non-current assets were RMB323,688,768 and RMB1,987,646, respectively.

For the year ended December 31, 2021, the Company recorded RMB82,427,030 expected credit loss expense in general and administrative expenses. As of December 31, 2021, the expected credit loss provision for the current and non-current assets were RMB331,130,126 and RMB3,625,550, respectively.

Accounts receivable

i. Accounts receivable

Specific provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivable in the balance sheets are stated net of such provision, if any. Before approving sales to each customer, the Group conducts a credit assessment for each customer to evaluate the collectability of such sales. The assessment usually takes into consideration the credit worthiness of such customer and its guarantor, if any, the Group’s historical payment experience with such customer, industry-wide trends with respect to credit terms, including the terms offered by competitors, and the macro-economic conditions of the region to which sales will be made. The Group executes a sales order with a customer and arrange for shipment only if its credit assessment concludes that the collectability with such customer is probable. The Group may also from time to time require security deposits from certain customers to minimize its credit risk. After the sales are made, the Group closely monitors the credit situation of each customer on an on-going basis for any subsequent change in its financial position, business development and credit rating, and evaluates whether any of such adverse change warrants further action to be taken by the Group, including asserting claims and/or initiating legal proceedings against the customer and/or its guarantor, as well as making provisions. It is also the Group’s general practice to suspend further sales to any customer with significant overdue balances. The Group adopted ASC 326 on January 1, 2020 and has also made updates to its policies and internal controls over financial reporting as a result of adoption. Details please refer to Note 2 (h) above. Prior to 2020, credit loss allowance of accounts receivable was determined to be the amount of probable incurred credit losses based on historical default experiences as well as other factors associated with the credit risk of the Group’s customers.

Advances to suppliers

j. Advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances to suppliers and provide for losses on advances which are akin to receivables in operating expenses because of suppliers’ inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Company classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the 12 months are recorded in advances to suppliers to be utilized beyond one year. No provision of advance to suppliers was recorded for the years ended December 31, 2019, 2020 and 2021.

Inventories

k. Inventories

Inventories are stated at the lower of cost or net realizable value. Cost is determined using the weighted average method. Provisions are made for excessive, slow moving and obsolete inventories as well as for inventories with carrying values in excess of market. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The reserve or write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions. If actual market conditions are less favorable than those projected by management, additional inventory reserves or write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously reserved or written down are eventually sold. The sale of previously reserved inventory did not have a material impact on our gross margin percentage for any of the years presented.

In addition, the Group analyzes its firm purchase commitments, if any, at each period end. Provision is made in the current period if the net realizable value after considering estimated costs to convert polysilicon into saleable finished goods is higher than market selling price of finished goods as of the end of a reporting period. There was no provision recorded related to these long-term contracts for each of the three years ended December 31, 2019, 2020 and 2021.

Property, plant and equipment, net

l. Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Cost includes the prices paid to acquire or construct the assets, interest capitalized during the construction period and any expenditure that substantially extends the useful life of an existing asset. Depreciation is computed using the straight-line method over the following estimated useful lives:

Buildings	20 years
Machinery and equipment	5~10 years
Furniture, fixture and office equipment	3~5 years
Motor vehicles	4~5 years

Construction in progress primarily represents the construction of new production line and buildings. Costs incurred in the construction are capitalized and transferred to property, plant and equipment upon completion, at which time depreciation commences.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the consolidated statement of operations upon disposal.

Project Assets, net

m. Project Assets, net

Project assets represented the costs of solar power plants held for generation of electricity revenue, held with the intention to sell to third parties and solar power plants under construction. Project assets are stated in the consolidated balance sheets at cost less accumulated depreciation and impairment provision, if any.

Costs of project assets consist primarily of costs relating to construction of solar power plants at various stages of development. These costs include costs for procurement of solar module and other equipment (including intercompany purchases), cost of land on which solar power plants are developed and other direct costs for developing and constructing solar power plants, such as costs for obtaining permits required for solar power plants and costs for designing, engineering, interest costs capitalized and installation in the course of construction. Such costs are capitalized starting from the point when it is determined that development of the solar power plant is probable. For a solar power project asset acquired from third parties, the initial cost is the acquisition cost which includes the consideration transferred and certain direct acquisition costs.

Costs capitalized in the construction of solar power plants under development will be transferred to completed solar power plants upon completion and when they are ready for intended use, which is at the point of time when the solar power plant is connected to grids and begins to generate electricity. Depreciation of the completed solar power plant held for generation of electricity revenue commences once the solar power plant is ready for intended use. Depreciation is computed using the straight-line method over the expected life of 20 years.

The Company does not depreciate project assets when such project assets are constructed for sale upon completion. Any revenue generated from such project assets connected to the grid would be considered incidental revenue and accounted for as a reduction of the capitalized project costs for development.

The Group made decision to sell certain of its solar projects to third parties in the year of 2018. All cash flows related to the development and construction of project assets constructed for external sales are a component of cash flows from operating activities.

Assets held for sale

n. Assets held for sale

Long-lived assets to be sold are classified as held for sale when the following recognition criteria in ASC 360-10-45-9 are met:

☐      Management, having the authority to approve the action, commits to a plan to sell the asset.

☐      The asset is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets.

☐      An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated.

☐      The sale of the asset is probable, and transfer of the asset is expected to qualify for recognition as a completed sale, within one year,

☐      The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.

☐      Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Group entered into an agreement to sell its solar power plant located in Argentina to JinkoPower in December 2021. Assets and liabilities related to the solar power plant were reclassified from project assets to assets/liabilities held for sale as of December 31, 2021.

The Group entered into a share purchase agreement to dispose all of its equity interest in Jiangsu Jinko-Tiansheng Co., Ltd. (“Jinko-Tiansheng”) to the Jinko-Tiansheng’s other shareholders in November 2021. The Group’s investment in Jinko-Tiansheng was reclassified from investments in affiliates to held for sale assets as of December 31, 2021.

Interest Capitalization

o. Interest Capitalization

Interest expenses during the years ended December 31, 2019, 2020 and 2021 were RMB605,882,474, RMB705,158,872 and RMB878,908,327, net of with interest income of RMB170,984,099, RMB216,618,294 and RMB214,291,207 respectively.

The interest cost associated with major development and construction projects is capitalized and included in the cost of the property, plant and equipment or project assets. Interest capitalization ceases once a project is substantially completed or no longer undergoing construction activities to prepare it for its intended use. When no debt is specifically identified as being incurred in connection with a construction project, the Group capitalizes interest on amounts expended on the project at the Group’s weighted average cost of borrowings. Interest expense capitalized associated with the construction projects for the years ended December 31, 2019, 2020 and 2021 were RMB43,841,311, RMB29,306,768 and RMB40,587,682, respectively.

Land use rights and land lease

p. Land use rights and land lease

(a) Land use rights

Land use rights represent acquisition costs to purchase land use rights from the PRC government, which are evidenced by property certificates. The periods of these purchased land use rights are either 50 years or 70 years. The Company classifies land use rights as long term assets on the balance sheet and cash outflows related to acquisition of land use right as investing activities.

Land use rights are carried at cost less accumulated amortization and impairment losses, if any. Amortization is computed using the straight-line method over the term specified in the land use right certificate for 50 years or 70 years, as applicable.

(b) Land lease

For certain of the Group’s solar power project, the Group enters into land lease contracts with the owners of the land use rights. Under such lease arrangements, the owners retain the property right of the land use rights. While the Group can only set up the solar panels on these leased lands but does not have the right to sell, lease or dispose the land use rights.

Accordingly, land leases are classified as operating leases.

Intangible assets

q. Intangible assets

Intangible assets include purchased software and fees paid to register trademarks and are amortized on a straight-line basis over their estimated useful lives, which are 5 or 10 years, respectively.

Business combination and assets acquisition

r. Business combination and assets acquisition

U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the purchase method. The Group has adopted ASC 805 “Business Combinations,” and the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred and equity instruments issued. The transaction costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net tangible and intangible assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of operations and comprehensive income.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the future cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

A non-controlling interest is recognized to reflect the portion of a subsidiary’s equity which is not attributable, directly or indirectly, to the Company. Consolidated net income on the consolidated statements of operations and comprehensive income includes the net income (loss) attributable to non-controlling interests when applicable. The cumulative results of operations attributable to non-controlling interests are also recorded as non-controlling interests in the Company’s consolidated balance sheets. Cash flows related to transactions with non-controlling interests are presented under financing activities in the consolidated statements of cash flows when applicable.

Investments in affiliates and other equity securities

s. Investments in affiliates and other equity securities

On January 1, 2018, the Company adopted ASU No. 2016-01, which requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. This standard also changed the accounting for investments without a readily determinable fair value and that do not qualify for the practical expedient to be measured at fair value. A policy election can be made for these investments whereby investment will be carried at cost and adjusted in subsequent periods for any impairment or changes in observable prices of identical or similar investments.

With the adoption of ASU No. 2016-01 and the Update, for investments in equity securities lacking of readily determinable fair values and the ability to exercise significant influence, the Company elected to use the measurement alternative defined as cost, less impairments, adjusted by observable price changes. Adoption of these standards had no significant impact on the Group’s consolidated financial statements for the years ended 2019, 2020 and 2021.

The Group’s investments include equity method investments and equity securities without readily determinable fair values.

The Group holds equity investments in affiliates in which it does not have a controlling financial interest, but has the ability to exercise significant influence over the operating and financial policies of the investee. These investments are accounted for under equity method of accounting wherein the Group records its proportionate share of the investees’ income or loss in its consolidated financial statements.

Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes.

Investments are evaluated for impairment when facts or circumstances indicate that the fair value of the investment is less than its carrying value. The Group reviews several factors to determine whether an impairment is recognized. These factors include, but are not limited to, the: (1) nature of the investment; (2) cause and duration of the impairment; (3) extent to which fair value is less than cost; (4) financial conditions and near term prospects of the issuers; and (5) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

Impairment of long-lived assets

t. Impairment of long-lived assets

The Group’s long-lived assets include property, plant and equipment, project assets, land use rights and intangible assets with finite lives. The Group’s business requires heavy investment in manufacturing equipment that is technologically advanced, but can quickly become significantly under-utilized or rendered obsolete by rapid changes in demand for solar power products produced with those equipment.

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. The Group may recognize impairment of long-lived assets in the event the net book value of such assets exceeds the future undiscounted cash flows attributable to these assets. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss, if any, is recognized for the difference between the fair value of the asset and its carrying value. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses.

Leases

u. Leases

The Company adopted ASC Topic 842 to account for its lease transactions since January 1, 2019. The Company determines if a contract contains a lease at inception of the arrangement based on whether it has the right to obtain substantially all of the economic benefits from the use of an identified asset and whether it has the right to direct the use of an identified asset in exchange for consideration, which relates to an asset which the Company does not own. Right of use (“ROU”) assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU assets and lease liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate, which it calculates based on the credit quality of the Company and by comparing interest rates available in the market for similar borrowings, and adjusting this amount based on the impact of collateral over the term of each lease. The Company does not typically incur variable lease payments related to its leases.

For a sale-leaseback transaction, sale-leaseback accounting shall be used by a seller-lessee only if the transaction meet all of the following: a) the transfer of the underlying asset meets the definition of a sale under ASC 606; b) the leaseback transaction does not result in a lease that would be classified as a finance lease; c) the contract does not contain a repurchase option, unless the option is exercisable at the fair value on the exercise date and there are alternative assets substantially the same as the transferred asset available in the market place.

If a sale-leaseback transaction does not qualify for sale-leaseback accounting because of the transfer of underlying assets does not meet the definition of sale, it is accounted for as a financing under ASC 360.

The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) elect for each lease not to separate non-lease components from lease components and instead to account for each separate lease component and the non-lease components associated with that lease component as a single lease component; (ii) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC Topic 842 recognition requirements; and (iii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and(c) initial direct costs.

Guarantees

v. Guarantees

The Group issues debt payment guarantees in favor of JinkoPower, a related party. The guarantees require the Group to make payments to reimburse the holders of the debt subject to these guarantees for losses they incur JinkoPower fails to make repayments to the holders, when its liability to the holders falls due.

A guarantee liability is initially recognized at the estimated fair value in the Group’s consolidated balance sheets unless it becomes probable that the Group will reimburse the holder of the guarantee for an amount higher than the carrying amount, in which case the guarantee is carried in the Group’s consolidated balance sheets at the expected amount payable to the holder. The fair value of the guarantee liability is measured by the total consideration to be received in connection with the provision of guarantee. The guarantee liability is amortized in straight line during the guarantee period.

Receivables have also been recorded for the guarantee payments to be received (Note 28).

Pursuant to the master service agreement signed with JinkoPower, guarantee service fee is settled on an annual basis.

Revenue recognition

w. Revenue recognition

On January 1, 2018, the Company adopted revenue guidance ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”).

The Company negotiated payment terms on a case by case basis and allows most of its overseas’ customers to make full payment within 90 days and its domestic customers to make 90% to 95% of payment within 180 days after delivery and the rest will be paid when the Retainage Period (as defined below) ends.

As a result of adopting ASC Topic 606, for the sales contracts with retainage terms, under which customers were allowed to withhold payment of 5% to 10% of the full contract price as retainage for a specified period from one year to two year since normal operation of related customer’s solar project (“Retainage Period”), revenue from retainage is recognized upon the Group satisfied its performance obligation to transfer the goods to its customers instead of deferring recognition until the customers pay it after the Retainage Period expires. Revenue recognition for the Group’s other sales arrangements, including sales of solar modules, wafers, cells and revenue from generated electricity, remained materially consistent with historical practice.

For the contracts with retainage terms signed and executed before the adoption date of January 1, 2018, as 90%~95% of the revenue was recognized before the date of initial application, which is considered to be substantial, management concluded that these contracts have been completed before the adoption date, and as the company has elected to apply the modified retrospective adoption method only to contracts that were not completed as of January 1, 2018, no cumulative effect related to these retainages is recognized as an adjustment to the opening balance of retained earnings. The revenue recognized upon collection of these retainage amounts is recognized under ASC 605, the prior revenue recognition standard, with the amount of RMB7,660,940, RMB28,824,540 and RMB 3,036,961 in 2019, 2020 and 2021.

The total amounts of retainage that were not recognized as revenue were RMB55,582,550, RMB26,758,010 and RMB23,721,049 as of December 31, 2019, 2020 and 2021, respectively.

The Group was mainly subject to value added taxes (“VAT”) on its sales from products. The Group recognizes revenue net of VAT. Related surcharges, such as urban maintenance and construction tax as well as surtax for education expenses are recorded in cost of revenues.

The Company’s accounting practices under ASC Topic 606, “Revenue from Contracts with Customers” are as followings:

(a)  Revenue recognition on product sales

For all product sales, the Group requires a contract or purchase order which quantifies pricing, quantity and product specifications. The Company’s sales arrangements generally do not contain variable considerations and are short-term in nature. The Company recognizes revenue at a point in time based on management’s evaluation of when the customer obtains control of the products. Revenue is recognized as performance obligation under the terms of a contract with the customer are satisfied and control of the product has been transferred to the customer. Sales of goods do not include multiple product and/or service elements.

Practical expedients and exemption

Upon the election of the practical expedient under ASC 340-40-25-4, the incremental costs of obtaining a contract are expensed when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. For the years ended December 31, 2019, 2020 and 2021, no incremental cost was capitalized as assets.

The Group also selected to apply the practical expedients allowed under ASC Topic 606 to omit the disclosure of remaining performance obligations for contracts with an original expected duration of one year or less and for contracts where the Company has the right to invoice for performance completed to date.

Based on the considerations that there is no difference between the amount of promised consideration and the cash selling price of product sales, in addition the actual length of time between when the Group transfers products to the customer and when the customer pays for those products has been generally within one year, the Group assessed and concluded that there is no significant financing component in place within its products sales as a practical expedient in accordance with ASC 606-10-32-18. As the retainage term is made to secure the future effective operation of solar modules and not to provide customer with significant financing, no significant financing component is considered to exist in the sales contract with retainage terms.

(b)  Sales of solar projects

The Company’s sales arrangements for solar projects do not contain any forms of continuing involvement that may affect the revenue or profit recognition of the transactions, nor any variable considerations for energy performance guarantees, minimum electricity end subscription commitments. The Company therefore determined its single performance obligation to the customer is the sale of a completed solar project. The Group recognizes revenue for sales of solar projects at a point in time after the solar project has been grid connected and the customer obtains control of the solar project.

(c)  Revenue on electricity generation

The Group recognizes electricity generation revenue on project assets constructed with a plan to operate the plant when persuasive evidence of a power purchase arrangement with the power grid company exists, electricity has been generated and been transmitted to the grid and the electricity generation records are reconciled with the grid companies, the price of electricity is fixed or determinable and the collectability of the resulting receivable is reasonably assured.

(d)  Revenue on processing services

The Group provides solar power product processing services to customers and the revenue of processing services is recognized at a point in time upon completion which is generally evidenced by delivery of processed products to the customers.

VAT on invoice amount is collected on behalf of tax authorities in respect of the sales of product and is not recorded as revenue. VAT collected from customers, net of VAT paid for purchases, is recorded as a liability until it is paid to the tax authorities.

Segment report

x. Segment report

The Group uses the management approach in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making operating decisions, allocating resources and assessing performance as the source for determining the Group’s reportable segments.

Based on the criteria established by ASC 280 “Segment Reporting”, the Group’s chief operating decision maker has been identified as the Chairman of the Board of Directors as well as the CEO, who only review consolidated results of the Group when making decisions about allocating resources and assessing performance. Hence, the Group has only one operating segment which is vertically integrated solar power products manufacturing business from silicon ingots, wafers, cells to solar modules.

Cost of revenue

y. Cost of revenue

Cost of revenue for sales of photovoltaic products includes production and indirect costs, as well as shipping and handling costs for raw materials purchase and provision for inventories.

Costs of electricity generation revenue include depreciation of solar power project assets and costs associated with operation and maintenance of the project assets. Cost of electricity sales was RMB19.4 million, RMB40.4 million and RMB31.3 million for years ended December 31, 2019, 2020 and 2021, respectively.

Warranty cost

z. Warranty cost

Solar modules produced by the Group are typically sold with either a 5-year or 10-year warranty for product defects, and a 10-year and 25-year warranty against declines of more than 10% and 20%, respectively, from the initial minimum power generation capacity at the time of delivery. Therefore, the Group is exposed to potential liabilities that could arise from these warranties. The potential liability is generally in the form of product replacement or repair.

Management applied significant judgements in estimating the expected failure rate of the Company’s solar module products and the estimated replacement costs associated with fulfilling its warranty obligations when measuring the warranty costs. Based on the actual claims incurred during the past years which appears to be consistent with the market practice, the Group projected the expected failure rate as 1% for the whole warranty period, which is consistent with prior assumptions. Based on the Group’s actual claims experience in the historical periods as well as management’s current best estimation, the Group believes that the average selling price of solar modules over the past two years more accurately reflects the estimated warranty cost liability in connection with the products sold by the Group, as opposed to the current and past spot prices. As the average selling price of solar modules continued to drop in recent years, the Group reversed previous years’ recorded warranty liability of RMB123,853,626, RMB123,942,984 and RMB103,788,113, with a corresponding decrease to selling and marketing expenses, in 2019, 2020 and 2021 respectively.

The warranty costs were classified as current liabilities under other payables and accruals, and non-current liabilities under accrued warranty costs–non-current, respectively, which reflect the Group’s estimation of the timing of when the warranty expenditures will likely be made. For the years ended December 31, 2019, 2020 and 2021, warranty costs accrued for the modules delivered in the periods before the reversals due to updated project replacement cost were RMB303,652,391, RMB363,159,029 and RMB390,238,953, respectively. The utilization of the warranty accruals for the years ended December 31, 2019, 2020 and 2021 were RMB85,035,667, RMB98,525,648 and RMB170,776,360, respectively. Utilization of warranty accruals in 2019 was mainly caused by the extreme climatic conditions in Xinjiang, China and India. Utilization of warranty accruals in 2020 was mainly due to sporadic customer claims with accumulation of the Group’s solar module shipment. Utilization of warranty accruals in 2021 was mainly due to extreme climatic conditions in Europe. Considering the defective modules only comprised a small portion of the Group’s module shipments, it is less likely to have a significant impact on the Group’s estimation on the expected failure rate of module production.

Movement of accrued warranty cost

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
At beginning of year	656,677,245	751,440,343	892,130,740
Additions	303,652,391	363,159,029	390,238,953
Utilization	(85,035,667)	(98,525,648)	(170,776,360)
Reversal to selling and marketing expense	(123,853,626)	(123,942,984)	(103,788,113)
At end of year	751,440,343	892,130,740	1,007,805,220

The Group purchases warranty insurance policy which provides coverage for the product warranty services of solar modules worldwide. Prepayment for warranty insurance premium is initially recorded as other assets and is amortized over the insurance coverage period. Prepayment for warranty insurance premium is not recorded as reduction of estimated warranty liabilities. Once the Group receives insurance recoveries, warranty expenses will be credited.

In previous years, the Company incurred additional warranty costs due to the defects in a specific batch of raw materials provided by a supplier. The Company appealed against the supplier for the defects and obtained the final judgement from the court in September 2020, pursuant to which the Company shall be compensated by the supplier with the amount of RMB83,054,792 by offsetting the Company’s payables due to such supplier. Given that, the Company reversed warranty expenses in the third quarter of 2020 with a corresponding reduction in accounts payables.

Shipping and handling

aa. Shipping and handling

Costs to ship products to customers are included in selling and marketing expenses in the consolidated statements of operations. Costs to ship products to customers were RMB1,489,639,843, RMB1,631,219,134 and RMB2,048,097,568 for the years ended December 31, 2019, 2020 and 2021, respectively.

Research and development	ab. Research and development Research and development costs are expensed when incurred.
Start-up costs

ac. Start-up costs

The Group expenses all costs incurred in connection with start-up activities, including pre-production costs associated with new manufacturing facilities (excluding costs that are capitalized as part of property, plant and equipment) and costs incurred with the formation of new subsidiaries such as organization costs.

Income Taxes

ad. Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and any tax loss and tax credit carry forwards. Deferred income tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred income tax assets and liabilities of a change in tax rates or tax laws is recognized in the consolidated statements of operations in the period the change in tax rates or tax laws is enacted. A valuation allowance is provided to reduce the amount of deferred income tax assets if it is considered more likely than not that some portion or all of the deferred income tax assets will not be realized.

The accounting for uncertain tax positions requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group’s policy is to recognize, if any, tax related interest as interest expenses and penalties as general and administrative expenses. As of December 31, 2020 and 2021, there were no uncertain tax positions.

Commitments and Contingencies

ae. Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Fair value of financial instruments

af. Fair value of financial instruments

The Group does not have any non-financial assets or liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). A hierarchy is established for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Group measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Group obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Group generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Group’s evaluation of those factors changes. Although the Group uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Group’s consolidated assets, liabilities, equity and net income.

The Group’s financial instruments consist principally of cash and cash equivalents, restricted cash, restricted short-term and long-term investments, accounts and notes receivable, foreign exchange forward contract receivables other receivables, prepayments and other current assets, call option, foreign exchange option, accounts and notes payable, other payables and accruals, foreign exchange forward contract payables, guarantee liabilities, lease liabilities, short-term borrowings, long-term borrowings, long-term payables, convertible senior notes and interest rate swap.

The foreign exchange forward contracts receivable and payable, call option, foreign exchange options, interest rate swap and convertible senior notes are measured at fair value (Note 31). Except for these financial instruments and long-term borrowing, the carrying values of the Group’s other financial instruments approximated their fair values due to the short-term maturity of these instruments. The carrying amount of long-term borrowing approximates their fair value due to the fact that the related interest rates approximate rates currently offered by financial institutions for similar debt instruments of comparable maturities.

When the fair value option is elected for financial liabilities, changes in fair value due to changes in instrument-specific credit risk will be recognized separately in other comprehensive income. As the Company elected to measure its convertible senior notes issued in 2019 in their entirety at fair value, the portion of the total change in the fair value of the convertible senior notes that results from a change in the instrument-specific credit risk is presented separately in other comprehensive income. The gains or losses attributable to changes in instrument-specific credit risk were benchmarked by the portion of the total change in fair value that excluding the amount resulting from a change in a risk-free rate.

Government grants

ag. Government grants

Government grants related to technology upgrades and enterprise development are recognized as subsidy income when received. For the years ended December 31, 2019, 2020 and 2021, the Group received financial subsidies of RMB63,016,966, RMB191,980,690 and RMB465,685,219 from the local PRC government authorities, respectively. These subsidies were non-recurring, not refundable and with no conditions related to specific use or disposition of the funds, attached. There are no defined rules and regulations to govern the criteria necessary for companies to enjoy such benefits and the amount of financial subsidy is determined at the discretion of the relevant government authorities.

Government grants related to assets are initially recorded as deferred revenue which are then deducted from the carrying amount when the assets are ready for use and approved by related government. The Company received government grant related to assets of RMB24,889,754, RMB20,000,000 and RMB290,690,000 for the years ended December 31, 2019, 2020 and 2021, respectively. As of December 31, 2021, the carrying value of deferred revenue was RMB200,000,000.

Repurchase of share

ah. Repurchase of share

When the Company’s shares are purchased for retirement, the excess of the purchase price over its par value is recorded entirely to additional paid-in capital subject to the limitation of the additional paid in capital when the shares were originally issued. When the Company’s shares are acquired for purposes other than retirement, the purchase price is shown separately as treasury stock.

Statutory reserves

ai. Statutory reserves

Jiangxi Jinko and Zhejiang Jinko, as sino-foreign owned joint ventures incorporated in the PRC, are required to make appropriations of net profits, after recovery of accumulated deficit, to (i) a general reserve fund, (ii) an enterprise expansion fund, and (iii) a staff bonus and welfare fund prior to distribution of dividends to investors. These reserve funds are set at certain percentage of after-tax profit determined in accordance with PRC accounting standards and regulations (the “PRC GAAP”). The percentage of net profit for appropriation to these funds is at the discretion of their board of directors.

Except for the aforementioned subsidiaries, the Company’s other subsidiaries, as domestic enterprises incorporated in the PRC, are required on an annual basis to make an appropriation of net profits, after the recovery of accumulated deficit, to a statutory reserve fund. The statutory reserve fund is set at the percentage of not lower than 10% of the after-tax profit determined in accordance with the PRC GAAP.

Once the level of the general reserve fund and the statutory reserve fund reach 50% of the registered capital of the underlying entities, further appropriations to these funds are discretionary. The Group’s statutory reserves can only be used for specific purposes of enterprises expansion and staff bonus and welfare, and are not distributable to the shareholders except in the event of liquidation. Appropriations to these funds are accounted for as transfers from retained earnings to the statutory reserves.

For the years ended December 31, 2019, 2020 and 2021, the Group made total appropriations to statutory reserves of RMB119,530,534, RMB2,301,771 and RMB8,235,762, respectively.

Earnings/(Loss) per share

aj. Earnings/(Loss) per share

Basic earnings(loss) per share is computed by dividing net income(loss) attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the period using the two-class method. Under the two-class method, net income is allocated between ordinary shares and other participating securities based on their participating rights. Diluted earnings(loss) per share is calculated by dividing net income(loss) attributable to ordinary shareholders, as adjusted for the change in income or loss as result from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the period. Potential diluted securities consist of the ordinary shares issuable upon the conversion of the convertible senior notes (using the if-converted method), the potential shares underlying call option arrangement and ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method), which are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Changes in income or loss of potential dilutive securities as result from the assumed conversion of the convertible senior notes and assumed exercise of call option, if any, are recorded as the adjustment to the consolidated net income (loss) from continuing operations to arrive at the diluted net income (loss) available to the Company’s ordinary shareholders.
Share-based compensation

ak. Share-based compensation

The Company’s share-based payment transactions with employees, including share options, are measured based on the grant-date fair value of the equity instrument issued. The fair value of the award is recognized as compensation expense, net of estimated forfeitures, over the period during which an employee is required to provide service in exchange for the award, which is generally the vesting period.

Other comprehensive income

al. Other comprehensive income

Other comprehensive income is defined as the change in equity during a period from non-owner sources. The Company’s other comprehensive income for each period presented is comprised of foreign currency translation adjustment of the Company’s foreign subsidiaries, the changes in fair value of interest swap cash flow hedges, and changes in instrument-specific credit risk of financial liabilities using fair value option.

Convenience translation

am. Convenience translation

Translations of balances in the consolidated balance sheet, consolidated statement of operation, consolidated statement of comprehensive income and statement of cash flows from RMB into United States dollars (“USD” or “USD”) as of and for the year ended December 31, 2021 are solely for the convenience of readers and were calculated at the rate of RMB6.3726 to USD1.00, representing the exchange rate set forth in the H.10 statistical release of the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into USD at that rate on December 31, 2021, or at any other rate.

Recent accounting pronouncements

an. Recent accounting pronouncements

New Accounting Standards Adopted

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which eliminates the probable recognition threshold for credit impairments. The new guidance broadens the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually to include forecasted information, as well as past events and current conditions. There is no specified method for measuring expected credit losses, and an entity is allowed to apply methods that reasonably reflect its expectations of the credit loss estimate. For public business entities that are SEC filers, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. The Company adopted the update of ASU No. 2016-13, Financial Instruments – Credit Losses (Topic 326): “Measurement of Credit Losses on Financial Instruments” on January 1, 2020 (Note (2g)).

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Company adopted this guidance on January 1, 2020 and it did not have a material effect on the Company’s condensed consolidated financial statements.

In December 2019, the FASB issued ASU 2019-12—Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The adoption of this standard did not have a material impact on the Company’s disclosures.

New Accounting Standards Not Yet Adopted

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting, which provides optional expedients and exceptions for applying U.S. GAAP on contract modifications and hedge accounting to contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform, if certain criteria are met. These optional expedients and exceptions provided in ASU 2020-04 are effective for the Company as of March 12, 2020 through December 31, 2022. The Company is currently evaluating the impact of ASU 2020-04.

In August 2020, the FASB issued ASU 2020-06, Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40). For convertible instruments, the accounting update reduces the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. The accounting update amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The accounting update also simplifies the diluted earnings per share calculation in certain areas. For public business entities, the update is effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years. Entities are allowed to apply this update on either a full or modified retrospective basis. The Company is in the process of evaluating the impact of the Update on its consolidated financial statements.

In May 2021, the FASB issued ASU 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40) to clarify and reduce diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. The amendments in this update are effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. The Company is currently evaluating the impact of ASU 2021-04 on its consolidated financial statements.

In October 2021, the FASB issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, which require that an entity (acquirer) recognize and measure contract assets and contract liabilities acquired in a business combination in accordance with Topic 606. At the acquisition date, an acquirer should account for the related revenue contracts in accordance with Topic 606 as if it had originated the contracts. The amendments in this Update also provide certain practical expedients for acquirers when recognizing and measuring acquired contract assets and contract liabilities from revenue contracts in a business combination. The standard is effective for interim and annual periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of ASU 2021-08 on its consolidated financial statements.